Group income statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit (loss) [abstract]
Sales and other operating revenues		$ 210,130	$ 241,392	$ 157,739
Earnings from joint ventures – after interest and tax		67	1,128	543
Earnings from associates – after interest and tax		831	1,402	3,456
Interest and other income		1,635	1,103	581
Gains on sale of businesses and fixed assets		369	3,866	1,876
Total revenues and other income		213,032	248,891	164,195
Purchases		119,307	141,043	92,923
Production and manufacturing expenses		25,044	28,610	25,843
Production and similar taxes		1,779	2,325	1,308
Depreciation, depletion and amortization		15,928	14,318	14,805
Net impairment and losses on sale of businesses and fixed assets		5,857	30,522	(1,121)
Exploration expense		997	585	424
Distribution and administration expenses		16,772	13,449	11,931
Profit (loss) before interest and taxation		27,348	18,039	18,082
Finance costs		3,840	2,703	2,857
Net finance (income) expense relating to pensions and other post-retirement benefits		(241)	(69)	(2)
Profit (loss) before taxation		23,749	15,405	15,227
Taxation		7,869	16,762	6,740
Profit (loss) for the year	[1]	15,880	(1,357)	8,487
Attributable to
bp shareholders		15,239	(2,487)	7,565
Non-controlling interests		$ 641	$ 1,130	$ 922
Ordinary Shares
Profit (loss) for the year attributable to bp shareholders
Basic earnings (loss) per share (USD per share)		$ 0.8778	$ (0.1310)	$ 0.3757
Diluted earnings (loss) per share (USD per share)		0.8585	(0.1310)	0.3733
American Depositary Share
Profit (loss) for the year attributable to bp shareholders
Basic earnings (loss) per share (USD per share)		5.27	(0.79)	2.25
Diluted earnings (loss) per share (USD per share)		$ 5.15	$ (0.79)	$ 2.24

[1]	See Note 32 for further information.